Schedule of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Jan. 01, 2022
IfrsStatementLineItems [Line Items]
At December 31, 2022	$ 216
Property and equipment, cost, Beginning balance	1,274
At December 31, 2023	317	$ 216
At December 31, 2023	317	216	$ 317	$ 216
Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023			18	15
Computer equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023			26	25
Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023			134	129
Vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2023			$ 139	$ 47
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	1,274	1,177
Additions	154	49
Remeasurement	109	116
Disposals	(95)	(11)
Impact of foreign exchange rate changes	39	(57)
At December 31, 2023	1,481	1,274
At December 31, 2023	1,481	1,274
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	188	199
Additions	6
Remeasurement
Disposals	(1)
Impact of foreign exchange rate changes	6	(11)
At December 31, 2023	199	188
At December 31, 2023	199	188
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	265	268
Additions	14	11
Remeasurement
Disposals		(1)
Impact of foreign exchange rate changes	7	(13)
At December 31, 2023	286	265
At December 31, 2023	286	265
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	685	623
Additions
Remeasurement	103	98
Disposals		(10)
Impact of foreign exchange rate changes	22	(26)
At December 31, 2023	810	685
At December 31, 2023	810	685
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	136	87
Additions	134	38
Remeasurement	6	18
Disposals	(94)
Impact of foreign exchange rate changes	4	(7)
At December 31, 2023	186	136
At December 31, 2023	186	136
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	1,058	985
Disposals	(94)	(11)
Impact of foreign exchange rate changes	31	(46)
At December 31, 2023	1,164	1,058
Depreciation	169	130
At December 31, 2023	1,164	1,058
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	173	181
Disposals
Impact of foreign exchange rate changes	5	(10)
At December 31, 2023	181	173
Depreciation	3	2
At December 31, 2023	181	173
Accumulated depreciation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	240	244
Disposals		(1)
Impact of foreign exchange rate changes	7	(12)
At December 31, 2023	260	240
Depreciation	13	9
At December 31, 2023	260	240
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	556	493
Disposals		(10)
Impact of foreign exchange rate changes	17	(21)
At December 31, 2023	676	556
Depreciation	103	94
At December 31, 2023	676	556
Accumulated depreciation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	89	67
Disposals	(94)
Impact of foreign exchange rate changes	2	(3)
At December 31, 2023	47	89
Depreciation	50	25
At December 31, 2023	$ 47	$ 89